PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in provisions
Balance at beginning	₺ 284,111	₺ 154,450
Current year charge/(reverse)	326,099	259,474
Paid during the year	(223,474)	(90,780)
Monetary gain	(64,569)	(39,033)
Balance at ending	322,167	284,111
Provision for license fee
Movements in provisions
Balance at beginning	235,637
Current year charge/(reverse)	289,025	235,637
Paid during the year	(214,093)
Monetary gain	(50,075)
Balance at ending	260,494	235,637
Provision for Turkish Capital Markets Board fee
Movements in provisions
Balance at beginning		100,114
Paid during the year		(78,637)
Monetary gain		(21,477)
Provision for Competition Authority penalty
Movements in provisions
Balance at beginning	4,746	6,852
Paid during the year	(3,985)
Monetary gain	(761)	(2,106)
Balance at ending		4,746
Provision for legal disputes
Movements in provisions
Balance at beginning	43,728	47,484
Current year charge/(reverse)	37,074	23,837
Paid during the year	(5,396)	(12,143)
Monetary gain	(13,733)	(15,450)
Balance at ending	₺ 61,673	₺ 43,728